Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 91,253,000	$ 37,382,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, Amortization and Accretion, Net	6,937,000	3,168,000
Loss on disposal of property, equipment, and software	162,000	(2,000)
Stock compensation expense	2,259,000	9,263,000
Deferred income taxes	25,321,000	11,759,000
Amortization of debt issuance costs and debt discount	1,644,000	592,000
Fair value adjustments to contingent earnout obligations	1,153,000	0
Operating Lease, Right-of-Use Asset, Amortization Expense	1,887,000	0
Changes in operating assets and liabilities:
Accounts receivable	(63,355,000)	(13,050,000)
Commissions receivable	(219,132,000)	(110,792,000)
Other assets	1,906,000	856,000
Accounts payable and accrued expenses	15,692,000	4,985,000
Other liabilities	(1,245,000)	0
Other liabilities	32,370,000	5,237,000
Net cash (used in) provided by operating activities	(103,148,000)	(50,602,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(5,768,000)	(5,499,000)
Proceeds from sales of property and equipment	0	3,000
Purchases of software and capitalized software development costs	(3,449,000)	(2,434,000)
Acquisition of business, net of cash acquired	121,000	0
Net cash used in investing activities	(9,096,000)	(7,930,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving line of credit	0	83,602,000
Payments on revolving line of credit	0	(91,778,000)
Net proceeds from Term Loan	0	416,500,000
Proceeds from non-recourse debt	0	8,425,000
Payments on Term Loan	(108,000)	(1,440,000)
Proceeds from common stock option exercises	391,000	4,819,000
Payments of Ordinary Dividends, Common Stock	0	(275,000,000)
Debt issuance costs	(5,320,000)	0
Payments of costs incurred in connection with private placement	0	(7,694,000)
Net cash provided by financing activities	(10,719,000)	135,831,000
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(122,963,000)	77,299,000
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH—Beginning of year	368,870,000	570,000
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH—End of year	245,907,000	77,869,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	368,870,000	570,000
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid, net	(11,953,000)	(6,067,000)
Refunds (payment) of income taxes, net	(86,000)	(38,000)
Private Placement
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of costs incurred in connection with initial public offering	(1,771,000)	0
IPO
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of costs incurred in connection with initial public offering	$ (3,911,000)	$ (1,603,000)